Fair Value - Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants to purchase shares issued	225,223		225,223	383,281
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 14.69	$ 19.93
(Gain) loss on change in fair value of SAFE and warrant liabilities	$ 427,000	$ 699,000	$ 563,000	$ (105,000)
SAFE liability	27,221,000		28,271,000	0
Warrants	$ 2,022,000		$ 1,729,000	$ 0	$ 107,000
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 14.69		$ 14.69
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 19.93		$ 19.93